INCOME TAX (EXPENSE) CREDIT - Income Tax rates (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)	27.80%	27.80%	29.00%
Bulgaria
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)	10.00%	10.00%	10.00%	10.00%	10.00%
Czech
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)	19.00%	19.00%	19.00%
Germany
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)		15.00%	15.00%	15.00%	15.00%
Hong Kong
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%
Canada
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)	25.00%	26.50%	26.50%	26.50%	26.50%
Japan
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)	27.80%	27.80%	30.00%	33.00%	38.00%
Greece
INCOME TAX (EXPENSE) CREDIT
Income tax (as a percent)		29.00%	29.00%	26.00%	26.00%